Share-based Compensation - Stock Option Plan (Details) - Stock options $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2014 shares	Dec. 31, 2018 USD ($) item $ / shares shares	Dec. 31, 2018 CNY (¥) item shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) item shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) item shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Number of shares
Number of shares outstanding in the beginning | shares		1,094,413	1,094,413		733,756		890,588
Granted | shares		261,123	261,123		670,201		63,450
Forfeited | shares		(119,663)	(119,663)		(390,544)		(220,282)
Number of shares outstanding at the end | shares		1,235,873	1,235,873		1,094,413		733,756	890,588
Vested and expected to vest at the end | shares		1,204,522	1,204,522
Weighted average exercise price
Weighted average exercise price, outstanding in the beginning | $ / shares		$ 0.001		$ 0.001		$ 0.001
Granted | $ / shares		0.001		0.001		0.001
Forfeited | $ / shares		0.001		0.001		0.001
Weighted average exercise price, outstanding at the end | $ / shares		0.001		$ 0.001		$ 0.001		$ 0.001
Vested and expected to vest , weighted average exercise price | $ / shares		$ 0.001
Weighted average remaining contractual term		7 years 10 months 6 days	7 years 10 months 6 days		8 years 6 months 18 days		7 years 11 months 23 days	8 years 11 months 19 days
Vested and expected to vest , weighted average remaining contractual term		7 years 9 months 22 days	7 years 9 months 22 days
Aggregate intrinsic value | $		$ 22,416		$ 21,142		$ 14,384		$ 12,554
Vested and expected to vest , Aggregate intrinsic value | $		$ 21,848
Options exercisable (in shares) | shares		853,541							853,541
Options exercisable, Weighted average exercise price | $ / shares		$ 0.001
Options exercisable, Weighted average remaining contractual term		7 years 3 months 4 days	7 years 3 months 4 days
Options exercisable, Aggregate intrinsic value | $		$ 15,482
Fair value assumptions
Expected volatility minimum range		46.80%	46.80%		47.40%		54.00%
Expected volatility maximum range		49.60%	49.60%		50.00%		55.00%
Risk-free interest rate minimum range (per annum)		2.69%	2.69%		2.37%		1.49%
Risk-free interest rate maximum range (per annum)		2.87%	2.87%		2.40%		1.78%
Exercise multiple lower range | item		2.2	2.2		2.2		2.2
Exercise multiple higher range | item		2.8	2.8		2.8		2.8
Expected dividend yield		0.00%	0.00%		0.00%		0.00%
Expected term (in years)		10 years	10 years		10 years		10 years
Fair value of options granted to employees | ¥			¥ 29,974		¥ 72,137		¥ 6,888
Share-based Compensation expenses | ¥			¥ 23,675		¥ 46,077		¥ 0
Total unrecognized compensation expense | ¥									¥ 35,259
Unrecognized compensation expense, weighted average period of recognition		3 years 2 months 19 days	3 years 2 months 19 days
2014 Plan
Share-based Compensation
Maximum aggregate number of shares that may be issued | shares	1,307,672
Service period for vesting	4 years
Vesting right (as a percent)	25.00%
Class A | 2017 Plan
Share-based Compensation
Maximum aggregate number of shares that may be issued | shares		1,307,672		1,307,672					1,307,672
Minimum
Fair value assumptions
Fair value of the underlying shares on the date of option grants (per share) | $ / shares		$ 16.919		$ 14.379		$ 15.020
Maximum
Fair value assumptions
Fair value of the underlying shares on the date of option grants (per share) | $ / shares		$ 20.979		$ 21.573		$ 16.987
Employee | 2017 Plan
Share-based Compensation
Service period for vesting					4 years
Vesting percentage for each year (as a percent)					25.00%